UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/10

Item 1.  Reports to Stockholders.

The Collar Fund

Semi - Annual Report

October 31, 2010

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

October 31, 2010

Dear Fellow Shareholders:

The Collar FundTM (COLLX) celebrated its one year anniversary on June 29th.  Launched at a Net Asset Value (NAV) of $10.00 on June 29, 2009, the Fund’s NAV fluctuated between $9.90 and $10.64 from inception through October 29, 2010, closing at $10.59 at the end of October.  Fund assets have grown from $28.6 million on April 30th to $42.4 million on October 29th.  As of the end of the period, COLLX owned 100 stocks, each with an equity collar.

The two largest sector weights as of October 29th continue to be Material stocks (20.3% of total portfolio assets) and Information Technology stocks (14%).  The Materials sector was among the top five performing sectors four out of the past six months with the sector returning 12.23% in July and 17.24% in September.  The Information Technology Sector was among the top five sectors only one month out of the past six months.  The Fund’s performance was positive for the period closing at $10.59 on October 29th up from $10.51 on April 30th.  Positive performance can be attributed to a large weight in Material stocks, as well as broad diversification among other sectors.  COLLX held 20.5% in cash or money market funds at the end of October.

Although COLLX just celebrated its first year, we began utilizing the Collar InvestingTM strategy through Separately Managed Accounts when our firm opened in September 2005.  At that time many investors were largely unfamiliar with equity collars.  After the market collapse in 2008, the utility of Collar InvestingTM became more widely understood and recognized.  However, our $100,000 minimum investment requirement for Separately Managed Accounts excluded some investors, so we decided to open The Collar FundTM with a $2,500 minimum investment and no sales load.  Our current charges are 95 basis points on the first $50 million of assets and 49 basis points on assets exceeding $50 million, a lower rate compared with the average cost of mutual funds in our investment category.

Over the past five years, the volatility of our Separate Account Composite was roughly one fourth the volatility of the S&P 500 Index, and slightly more volatile than the Exchange Traded Fund (ETF) that tracks the Barclays Aggregate Bond Index. With volatility akin to bonds, The Collar FundTM is viewed by one major mutual fund rating service as a possible bond alternative.  Lower volatility generally means smoother returns.  For example, in 2008 our Separate Account Composite performance was -6.58% compared to the S&P 500 Index which was -37%.  Conversely, we lagged the S&P 500 in 2009; our Separate Account Composite performance was 8.74% versus the S&P 500 which was 26.47%.  These returns illustrate our fundamental goal of wealth preservation in down markets while offering the opportunity to participate in up markets.

This first year in operation has solidified our presence in the marketplace and we look forward to a bright future.  We want to thank you for your participation The Collar FundTM during this landmark first year.

Sincerely,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
Shares	Security	Market Value
	COMMON STOCK - 86.80%
	AUTO MANUFACTURERS - 0.26%
3,700	Oshkosh Corp. *	$ 109,187

	BANKS - 3.74%
18,200	Bank of America Corp.	208,208
6,100	Goldman Sachs Group, Inc.	981,795
6,000	Royal Bank of Canada	320,280
3,300	SunTrust Banks, Inc.	82,566
		1,592,849
	BIOTECHNOLOGY - 1.60%
18,700	Dendreon Corp. *	682,550

	CHEMICALS - 6.67%
6,200	Agrium, Inc.	548,762
12,800	Monsanto Co.	760,576
10,200	Mosaic Co.	746,232
5,400	Potash Corp. of Saskatchewan, Inc.	783,486
		2,839,056
	COMMERCIAL SERVICES - 0.53%
6,000	Apollo Group, Inc. *	224,880

	COMPUTERS - 9.31%
4,500	Apple, Inc. *	1,353,915
6,600	Dell, Inc. *	94,908
3,000	EMC Corp. *	63,030
7,200	Hewlett-Packard Co.	302,832
2,000	NetApp, Inc. *	106,500
18,800	Research In Motion Ltd. *	1,070,660
24,200	SanDisk Corp. *	909,436
4,000	STEC, Inc. *	62,400
		3,963,681
	DIVERSIFIED FINANCIAL SERVICES - 2.21%
1,500	CME Group, Inc. - Cl. A	434,475
17,500	Knight Capital Group, Inc. - Cl. A *	228,025
13,300	NASDAQ OMX Group, Inc. *	279,566
		942,066
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.25%
3,100	American Superconductor Corp. *	104,315

	ENGINEERING & CONSTRUCTION - 1.77%
16,200	Chicago Bridge & Iron *	408,402
13,200	Foster Wheeler AG *	309,144
2,400	McDermott International, Inc. *	37,032
		754,578

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares	Security	Market Value
	ENTERTAINMENT - 0.14%
3,800	International Game Technology	$ 59,242

	FOOD - 4.92%
24,900	General Mills, Inc.	934,746
5,200	Hershey Co.	257,348
23,300	Kraft Foods, Inc. - Cl. A	751,891
6,700	Safeway, Inc.	153,430
		2,097,415
	FOREST PRODUCTS & PAPER - 0.12%
2,000	International Paper Co.	50,560

	HEALTHCARE - PRODUCTS - 1.91%
12,300	Beckman Coulter, Inc.	654,852
10,000	Hologic, Inc. *	160,200
		815,052
	HEALTHCARE - SERVICES - 1.30%
1,500	Aetna, Inc.	44,790
1,900	CIGNA Corp.	66,861
12,300	UnitedHealth Group, Inc.	443,415
		555,066
	HOME FURNISHINGS - 0.18%
2,300	Sony Corp.	77,832

	INTERNET - 8.09%
13,300	Akamai Technologies, Inc. *	687,211
1,500	Amazon.com, Inc. *	247,710
12,800	Baidu, Inc. - ADR *	1,408,128
7,800	Ctrip.com International Ltd. - ADR *	406,068
1,700	Ebay, Inc. *	50,677
1,000	Google, Inc. - Cl. A *	612,990
2,100	Yahoo!, Inc. *	34,671
		3,447,455
	IRON/STEEL - 2.80%
7,700	AK Steel Holding Corp.	96,943
4,100	Cliffs Natural Resources, Inc.	267,320
7,700	Steel Dynamics, Inc.	111,804
16,700	United States Steel Corp.	714,593
		1,190,660
	LODGING - 2.53%
23,500	Las Vegas Sands Corp. *	1,078,180

	MACHINERY - CONSTRUCTION & MINING - 2.42%
6,200	Caterpillar, Inc.	487,320
5,900	Joy Global, Inc.	418,605
5,600	Terex Corp. *	125,720
		1,031,645

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares	Security	Market Value
	MACHINERY - DIVERSIFIED - 3.93%
1,200	Babcock & Wilcox Co. *	$ 27,384
4,000	Cummins, Inc.	352,400
10,600	Deere & Co.	814,080
4,800	Flowserve Corp.	480,000
		1,673,864
	MINING - 12.61%
13,000	Agnico-Eagle Mines Ltd.	1,008,670
13,800	Alcoa, Inc.	181,194
7,100	Barrick Gold Corp.	341,439
25,500	Cameco Corp.	789,480
16,800	Coeur d'Alene Mines Corp. *	346,248
11,800	Eldorado Gold Corp.	199,774
6,400	Freeport-McMoRan Copper & Gold	605,952
9,800	Goldcorp, Inc.	436,982
20,000	Newmont Mining Corp.	1,217,400
10,000	Silver Standard Resources, Inc. *	242,800
		5,369,939
	MISCELLANEOUS MANUFACTURING - 0.46%
12,200	General Electric Co.	195,444

	OIL & GAS - 7.22%
3,200	Chesapeake Energy Corp.	69,440
800	Ensco PLC	37,072
4,200	EOG Resources, Inc.	402,024
7,100	Exxon Mobil Corp.	471,937
15,600	InterOil Corp. *	1,110,408
3,500	Nabors Industries Ltd. *	73,150
2,400	Southwestern Energy Co. *	81,240
12,200	Suncor Energy, Inc.	390,522
7,100	Ultra Petroleum Corp. *	292,165
8,100	Valero Energy Corp.	145,395
		3,073,353
	OIL & GAS SERVICES - 1.37%
8,600	Baker Hughes, Inc.	398,438
5,800	Halliburton Co.	184,788
		583,226
	PHARMACEUTICALS - 2.68%
3,000	AmerisourceBergen Corp.	98,460
12,100	AstraZeneca PLC	610,566
6,700	Bristol-Myers Squibb Co.	180,230
14,500	Pfizer, Inc.	252,300
		1,141,556
	PIPELINES - 0.35%
6,900	Williams Cos, Inc.	148,488

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares	Security	Market Value
	RETAIL - 1.00%
2,300	Home Depot, Inc.	$ 71,024
5,900	JC Penney Co.	183,962
1,500	Urban Outfitters, Inc. *	46,155
2,300	Wal-Mart Stores, Inc.	124,591
		425,732
	SEMICONDUCTORS - 5.45%
1,500	Broadcom Corp.	61,110
15,000	Cree, Inc. *	769,350
13,600	Intel Corp.	272,952
6,200	MEMC Electronic Materials, Inc. *	79,484
46,000	Rambus, Inc. *	909,420
11,500	Tessera Technologies, Inc. *	226,895
		2,319,211
	SOFTWARE - 0.59%
13,700	Electronic Arts, Inc. *	217,145
1,200	Microsoft Corp.	31,968
		249,113
	TELECOMMUNICATIONS - 0.39%
1,600	Cisco Systems, Inc. *	36,528
3,500	Corning, Inc.	63,980
5,900	Leap Wireless International, Inc. *	67,319
		167,827

	TOTAL COMMON STOCK	36,964,022
	( Cost - $32,339,616)

Contracts	PURCHASED PUT OPTIONS - 3.77%
	Aetna, Inc.
15	Expiration January 2011, Exercise Price $22.50	255
	Agnico-Eagle Mines Ltd.
118	Expiration January 2011, Exercise Price $50.00	2,478
	Agnico-Eagle Mines Ltd.
12	Expiration January 2011, Exercise Price $55.00	384
	Agrium, Inc.
14	Expiration January 2011, Exercise Price $35.00	70
	Agrium, Inc.
48	Expiration January 2011, Exercise Price $60.00	1,920
	AK Steel Holding Corp.
21	Expiration January 2011, Exercise Price $17.50	10,500
	AK Steel Holding Corp.
56	Expiration January 2011, Exercise Price $20.00	41,720
	Akamai Technologies, Inc.
38	Expiration January 2011, Exercise Price $15.00	228

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $43.00	$ 10,065
	Akamai Technologies, Inc.
40	Expiration May 2011, Exercise Price $47.00	18,600
	Alcoa, Inc.
51	Expiration January 2011, Exercise Price $10.00	561
	Alcoa, Inc.
87	Expiration January 2011, Exercise Price $12.50	5,655
	Amazon.com, Inc.
15	Expiration January 2011, Exercise Price $125.00	1,905
	American Superconductor Corp.
31	Expiration January 2011, Exercise Price $30.00	5,425
	Amerisource Bergen Corp.
30	Expiration January 2011, Exercise Price $17.50	-
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $40.00	32,400
	Apple, Inc.
2	Expiration January 2011, Exercise Price $120.00	22
	Apple, Inc.
26	Expiration January 2011, Exercise Price $180.00	1,118
	Apple, Inc.
17	Expiration April 2011, Exercise Price $230.00	9,690
	AstraZeneca PLC
121	Expiration January 2011, Exercise Price $40.00	3,025
	Baidu.com - ADR
33	Expiration January 2011, Exercise Price $66.00	1,122
	Baidu.com - ADR
60	Expiration January 2011, Exercise Price $68.00	2,340
	Baidu.com - ADR
35	Expiration January 2011, Exercise Price $67.00	1,295
	Baker Hughes, Inc.
8	Expiration January 2011, Exercise Price $30.00	88
	Baker Hughes, Inc.
78	Expiration April 2011, Exercise Price $36.00	10,374
	Bank of America Corp.
26	Expiration January 2011, Exercise Price $10.00	1,014
	Bank of America Corp.
156	Expiration January 2011, Exercise Price $15.00	56,160
	Barrick Gold Corp.
71	Expiration January 2011, Exercise Price $40.00	4,189
	Beckman Coulter, Inc.
123	Expiration February 2011, Exercise Price $45.00	9,840
	Bristol-Myers Squibb Co.
20	Expiration January 2011, Exercise Price $17.50	140

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Bristol-Myers Squibb Co.
67	Expiration January 2011, Exercise Price $20.00	$ 871
	Broadcom Corp.
15	Expiration January 2011, Exercise Price $22.50	30
	Cameco Corp.
255	Expiration January 2011, Exercise Price $25.00	7,650
	Caterpiller, Inc.
62	Expiration January 2011, Exercise Prices $55.00	1,426
	Chesapeake Energy Corp.
32	Expiration January 2011, Exercise Price $17.50	928
	Chicago Bridge & Iron Co.
45	Expiration January 2011, Exercise Price $12.50	-
	Chicago Bridge & Iron Co.
117	Expiration January 2011, Exercise Price $17.50	1,755
	CIGNA Corp.
19	Expiration January 2011, Exercise Price $22.50	95
	Cisco Systems, Inc.
16	Expiration January 2011, Exercise Price $17.50	224
	Cliffs Natural Resources, Inc.
41	Expiration January 2011, Exercise Price $22.50	-
	Cliffs Natural Resources, Inc.
10	Expiration January 2011, Exercise Price $25.00	50
	CME Group, Inc.
15	Expiration March 2011, Exercise Price $240.00	10,050
	Coeur d'Alene Mines Corp.
50	Expiration January 2011, Exercise Price $17.50	3,250
	Coeur d'Alene Mines Corp.
118	Expiration January 2011, Exercise Price $20.00	19,470
	Corning, Inc.
35	Expiration January 2011, Exercise Price $15.00	945
	Cree, Inc.
40	Expiration January 2011, Exercise Price $45.00	28,600
	Cree, Inc.
48	Expiration March 2011, Exercise Price $50.00	26,160
	Cree, Inc.
62	Expiration January 2011, Exercise Price $65.00	91,140
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $36.00	7,410
	Cummins, Inc.
40	Expiration January 2011, Exercise Price $40.00	400
	Deere & Company
106	Expiration January 2011, Exercise Prices $45.00	848
	Dell, Inc.
66	Expiration January 2011, Exercise Price $12.50	1,980

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Dendreon Corp.
13	Expiration January 2011, Exercise Price $20.00	$ 390
	Dendreon Corp.
80	Expiration January 2011, Exercise Price $35.00	30,400
	Dendreon Corp.
39	Expiration January 2011, Exercise Price $39.00	23,205
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $34.00	22,550
	Ebay, Inc.
17	Expiration January 2011, Exercise Price $15.00	68
	Elorado Gold Corp.
118	Expiration January 2012, Exercise Price $15.00	26,550
	Electronic Arts, Inc.
137	Expiration January 2011, Exercise Price $17.50	31,099
	EMC Corp.
30	Expiration January 2011, Exercise Price $12.50	90
	ENSCO International, Inc.
8	Expiration January 2011, Exercise Price $30.00	40
	EOG Resources, Inc.
42	Expiration January 2011, Exercise Price $85.00	10,794
	Exxon Mobil Corp.
71	Expiration January 2011, Exercise Price $60.00	4,757
	Flowserve Corp.
48	Expiration January 2011, Exercise Price $85.00	8,400
	Foster Wheeler AG
132	Expiration January 2011, Exercise Price $25.00	35,640
	Freeport-McMoRan Copper & Gold
49	Expiration February 2011, Exercise Price $57.50	2,401
	Freeport-McMoRan Copper & Gold
8	Expiration January 2011, Exercise Price $50.00	128
	Freeport-McMoRan Copper & Gold
7	Expiration January 2011, Exercise Price $55.00	168
	General Electric Co.
67	Expiration January 2011, Exercise Price $12.50	804
	General Electric Co.
55	Expiration January 2011, Exercise Price $15.00	2,585
	General Mills, Inc.
180	Expiration January 2011, Exercise Price $32.50	3,600
	General Mills, Inc.
69	Expiration April 2011, Exercise Price $33.00	4,416
	Goldcorp, Inc.
38	Expiration January 2011, Exercise Price $35.00	1,406
	Goldcorp, Inc.
60	Expiration January 2011, Exercise Price $37.50	3,840

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Goldman Sachs Group, Inc.
17	Expiration January 2011, Exercise Price $140.00	$ 3,468
	Goldman Sachs Group, Inc.
20	Expiration April 2011, Exercise Price $145.00	12,000
	Goldman Sachs Group, Inc.
24	Expiration January 2011, Exercise Price $155.00	12,960
	Google, Inc. - Class A
10	Expiration January 2011, Exercise Price $500.00	3,500
	Halliburton Co.
15	Expiration January 2011, Exercise Price $17.50	270
	Halliburton Co.
43	Expiration January 2011, Exercise Price $22.50	1,806
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $44.00	3,380
	Hewlett Packard Company
72	Expiration May 2011, Exercise Price $39.00	17,208
	Hologic, Inc.
100	Expiration January 2011, Exercise Price $15.00	8,500
	Home Depot, Inc.
23	Expiration January 2011, Exercise Price $22.50	345
	Intel Corp.
16	Expiration January 2011, Exercise Price $15.00	128
	Intel Corp.
120	Expiration January 2011, Exercise Price $17.50	2,880
	International Game Technology
38	Expiration January 2011, Exercise Price $17.50	8,930
	International Paper Co.
20	Expiration January 2011, Exercise Price $12.50	20
	InterOil Corp.
45	Expiration January 2012, Exercise Price $60.00	56,475
	InterOil Corp.
60	Expiration January 2011, Exercise Price $60.00	23,700
	InterOil Corp.
51	Expiration January 2011, Exercise Price $65.00	29,580
	J.C. Penney, Inc.
59	Expiration January 2011, Exercise Price $30.00	12,331
	Joy Global, Inc.
34	Expiration January 2011, Exercise Price $35.00	170
	Joy Global, Inc.
25	Expiration January 2011, Exercise Price $45.00	675
	Knight Capital Group, Inc. - Cl. A
175	Expiration January 2011, Exercise Price $15.00	38,675
	Kraft Foods, Inc.
233	Expiration January 2011, Exercise Price $25.00	2,796

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Las Vegas Sands Corp.
84	Expiration January 2011, Exercise Price $12.50	$ 420
	Las Vegas Sands Corp.
21	Expiration January 2011, Exercise Price $15.00	21
	Las Vegas Sands Corp.
130	Expiration June 2011, Exercise Price $36.00	46,150
	Leap Wireless International, Inc.
59	Expiration January 2011, Exercise Price $15.00	21,830
	McDermott International, Inc.
24	Expiration January 2011, Exercise Price $17.50	360
	MEMC Electronic Materials, Inc.
62	Expiration January 2011, Exercise Price $15.00	16,430
	Microsoft Corp.
12	Expiration January 2011, Exercise Price $20.00	120
	Monsanto Co.
61	Expiration January 2011, Exercise Price $60.00	28,975
	Monsanto Co.
16	Expiration January 2011, Exercise Price $65.00	12,640
	Monsanto Co.
33	Expiration January 2011, Exercise Price $70.00	38,610
	Monsanto Co.
18	Expiration January 2011, Exercise Price $75.00	29,340
	Mosaic Co.
7	Expiration January 2011, Exercise Price $40.00	21
	Mosaic Co.
39	Expiration JMarch 2011, Exercise Price $49.00	3,744
	Mosaic Co.
56	Expiration January 2011, Exercise Price $55.00	5,208
	Nabors Industries Ltd.
35	Expiration January 2011, Exercise Price $15.00	630
	NASDAQ Group, Inc.
133	Expiration January 2011, Exercise Price $17.50	1,995
	NetApp, Inc.
20	Expiration January 2011, Exercise Price $17.50	0
	Newmont Mining Corp.
7	Expiration January 2011, Exercise Price $35.00	56
	Newmont Mining Corp.
9	Expiration January 2011, Exercise Price $37.50	99
	Newmont Mining Corp.
40	Expiration January 2011, Exercise Price $45.00	1,200
	Newmont Mining Corp.
51	Expiration June 2011, Exercise Price $55.00	21,420
	Newmont Mining Corp.
93	Expiration March 2011, Exercise Price $55.00	25,668

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Oshkosh Corp.
37	Expiration January 2011, Exercise Price $25.00	$ 2,220
	Pfizer, Inc.
145	Expiration January 2011, Exercise Price $15.00	2,755
	Potash Corp. of Saskatchewan, Inc.
13	Expiration January 2011, Exercise Price $80.00	104
	Potash Corp. of Saskatchewan, Inc.
20	Expiration January 2011, Exercise Price $95.00	1,300
	Potash Corp. of Saskatchewan, Inc.
21	Expiration January 2011, Exercise Price $100.00	1,911
	Rambus, Inc.
92	Expiration January 2011, Exercise Price $15.00	1,748
	Rambus, Inc.
74	Expiration January 2011, Exercise Price $17.50	4,958
	Rambus, Inc.
204	Expiration January 2012, Exercise Price $17.50	64,872
	Rambus, Inc.
90	Expiration January 2011, Exercise Price $20.00	15,390
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $55.00	5,625
	Research In Motion Ltd.
44	Expiration January 2011, Exercise Price $52.50	17,380
	Research In Motion Ltd.
33	Expiration January 2011, Exercise Price $57.50	16,632
	Research In Motion Ltd.
24	Expiration January 2011, Exercise Price $60.00	15,696
	Research In Motion Ltd.
57	Expiration January 2011, Exercise Price $65.00	57,000
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $75.00	28,125
	Royal Bank of Canada
60	Expiration January 2011, Exercise Price $50.00	7,200
	Safeway, Inc.
67	Expiration January 2011, Exercise Price $17.50	335
	SanDisk Corp.
20	Expiration January 2011, Exercise Price $12.50	-
	SanDisk Corp.
63	Expiration January 2011, Exercise Price $20.00	441
	SanDisk Corp.
98	Expiration January 2011, Exercise Price $25.00	2,058
	SanDisk Corp.
63	Expiration April 2011, Exercise Price $37.00	27,405
	Silver Standard Resources, Inc.
100	Expiration January 2011, Exercise Price $20.00	6,000

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	PURCHASED PUT OPTIONS (Continued) - 3.77%
	Sony Corp.
23	Expiration January 2011, Exercise Price $22.50	$ 460
	Southwest Energy Co.
24	Expiration January 2011, Exercise Price $35.00	6,504
	STEC, Inc.
40	Expiration January 2011, Exercise Price $22.50	28,400
	Steel Dynamics, Inc.
77	Expiration January 2011, Exercise Price $15.00	9,625
	Suncor Energy, Inc.
122	Expiration January 2011, Exercise Price $30.00	16,226
	SunTrust Banks, Inc.
33	Expiration January 2011, Exercise Price $17.50	495
	Terex Corp.
56	Expiration January 2011, Exercise Price $15.00	560
	Tessera Technologies, Inc.
100	Expiration January 2011, Exercise Price $20.00	13,000
	Tessera Technologies, Inc.
15	Expiration January 2011, Exercise Price $22.50	4,050
	Ultra Pertoleum Corporation
71	Expiration March 2011, Exercise Price $40.00	20,590
	United States Steel Corp.
11	Expiration January 2011, Exercise Price $35.00	979
	United States Steel Corp.
47	Expiration January 2011, Exercise Price $40.00	11,280
	United States Steel Corp.
109	Expiration January 2011, Exercise Price $45.00	61,912
	UnitedHealth Group, Inc.
15	Expiration January 2011, Exercise Price $22.50	90
	UnitedHealth Group, Inc.
108	Expiration January 2011, Exercise Price $30.00	4,212
	Urban Outfitters, Inc.
15	Expiration January 2011, Exercise Price $17.50	-
	Valero Energy Corp.
55	Expiration January 2011, Exercise Price $15.00	1,210
	Valero Energy Corp.
26	Expiration January 2011, Exercise Price $17.50	2,314
	Wal-Mart Stores, Inc.
23	Expiration January 2011, Exercise Price $45.00	506
	Williams Co., Inc.
69	Expiration January 2011, Exercise Price $15.00	1,104
	Yahoo!, Inc.
21	Expiration January 2011, Exercise Price $12.50	294

	TOTAL PURCHASED OPTIONS	1,606,896
	( Cost - $4,190,900)

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares	Security	Market Value
	SHORT-TERM INVESTMENTS - 22.40%
	MONEY MARKET FUND - 22.40%
9,537,637	Dreyfus Treasury Prime Cash Management, 0.00% +	$ 9,537,637
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $9,537,637)

	TOTAL INVESTMENTS - 112.97%
	( Cost - $46,068,153) (a)	48,108,556
	CALL OPTIONS WRITTEN - (11.93%)	(5,080,777)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.04%)	(442,644)
	NET ASSETS - 100.00%	$ 42,585,135

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on October 31, 2010.
ADR - American Depositary Receipt

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN- (11.93%)
	Aetna, Inc.
15	Expiration January 2011, Exercise Price $30.00	2,940
	Agnico-Eagle Mines Ltd.
101	Expiration January 2011, Exercise Price $60.00	186,850
	Agnico-Eagle Mines Ltd.
29	Expiration January 2011, Exercise Price $65.00	40,745
	Agrium, Inc.
8	Expiration January 2011, Exercise Price $45.00	34,400
	Agrium, Inc.
6	Expiration January 2011, Exercise Price $50.00	22,920
	Agrium, Inc.
48	Expiration January 2011, Exercise Price $75.00	73,920
	AK Steel Holding Corp.
77	Expiration January 2011, Exercise Price $25.00	77
	Akamai Technologies, Inc.
38	Expiration January 2011, Exercise Price $20.00	118,370
	Akamai Technologies, Inc.
55	Expiration February 2011, Exercise Price $49.00	35,750
	Akamai Technologies, Inc.
40	Expiration May 2011, Exercise Price $52.50	25,400
	Alcoa, Inc.
51	Expiration January 2011, Exercise Price $15.00	1,887
	Alcoa, Inc.
87	Expiration January 2011, Exercise Price $17.50	957
	Amazon.com, Inc.
15	Expiration January 2011, Exercise Price $150.00	31,950
	American Superconductor Corp.
31	Expiration January 2011, Exercise Price $40.00	2,945

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	Amerisource Bergen Corp.
30	Expiration January 2011, Exercise Price $22.50	$ 30,000
	Apollo Group, Inc.
60	Expiration February 2011, Exercise Price $45.00	8,400
	Apple, Inc.
17	Expiration April 2011, Exercise Price $260.00	92,565
	Apple, Inc.
2	Expiration January 2011, Exercise Price $160.00	28,270
	Apple, Inc.
26	Expiration January 2011, Exercise Price $220.00	217,620
	AstraZeneca PLC
121	Expiration January 2011, Exercise Price $50.00	29,040
	Baidu.com - ADR
33	Expiration January 2011, Exercise Price $74.00	121,902
	Baidu.com - ADR
35	Expiration January 2011, Exercise Price $76.00	120,400
	Baidu.com - ADR
60	Expiration January 2011, Exercise Price $78.00	197,400
	Baker Hughes, Inc.
8	Expiration January 2011, Exercise Price $40.00	5,496
	Baker Hughes, Inc.
78	Expiration April 2011, Exercise Price $41.00	61,230
	Bank of America Corp.
26	Expiration January 2011, Exercise Price $15.00	234
	Bank of America Corp.
156	Expiration January 2011, Exercise Price $20.00	156
	Barrick Gold Corp.
71	Expiration January 2011, Exercise Price $45.00	32,731
	Beckman Coulter
123	Expiration February 2011, Exercise Price $50.00	75,030
	Bristol-Myers Squibb Co.
67	Expiration January 2011, Exercise Price $25.00	15,343
	Broadcom Corp.
15	Expiration January 2011, Exercise Price $30.00	16,200
	Cameco Corp.
255	Expiration January 2011, Exercise Price $30.00	65,025
	Caterpillar, Inc.
62	Expiration January 2011, Exercise Price $65.00	88,350
	Chesapeake Energy Corp.
15	Expiration January 2011, Exercise Price $22.50	1,500
	Chesapeake Energy Corp.
17	Expiration January 2011, Exercise Price $25.00	612
	Chicago Bridge & Iron
45	Expiration January 2011, Exercise Price $17.50	35,100

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	Chicago Bridge & Iron
117	Expiration January 2011, Exercise Price $22.50	$ 39,780
	CIGNA Corp.
19	Expiration January 2011, Exercise Price $30.00	10,925
	Cisco Systems, Inc.
16	Expiration January 2011, Exercise Price $25.00	608
	Cliffs Natural Resources, Inc.
41	Expiration January 2011, Exercise Price $30.00	142,680
	CME Group, Inc.
15	Expiration March 2011, Exercise Price $270.00	51,150
	Coeur d'Alene Mines Corp.
50	Expiration January 2011, Exercise Price $22.50	5,600
	Coeur d'Alene Mines Corp.
118	Expiration January 2011, Exercise Price $25.00	7,080
	Corning, Inc.
35	Expiration January 2011, Exercise Price $20.00	1,890
	Cree, Inc.
48	Expiration January 2011, Exercise Price $55.00	23,040
	Cree, Inc.
40	Expiration January 2012, Exercise Price $57.50	31,800
	Cree, Inc.
62	Expiration January 2011, Exercise Price $75.00	2,046
	Ctrip.com International, Inc.
78	Expiration March 2011, Exercise Price $41.00	89,700
	Cummins, Inc.
40	Expiration January 2011, Exercise Price $50.00	150,800
	Deere & Company
106	Expiration January 2011, Exercise Price $55.00	231,080
	Dell, Inc.
66	Expiration January 2011, Exercise Price $17.50	792
	Dendreon Corp.
13	Expiration January 2011, Exercise Price $30.00	11,570
	Dendreon Corp.
55	Expiration February 2011, Exercise Price $39.00	23,650
	Dendreon Corp.
80	Expiration January 2011, Exercise Price $40.00	25,760
	Dendreon Corp.
39	Expiration January 2011, Exercise Price $44.00	8,190
	Ebay, Inc.
17	Expiration January 2011, Exercise Price $20.00	16,660
	Eldorado Gold Corp.
118	Expiration January 2012, Exercise Price $20.00	27,140
	Electronic Arts, Inc.
137	Expiration January 2011, Exercise Price $22.50	959
	EMC Corp.
30	Expiration January 2011, Exercise Price $17.50	11,250

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	ENSCO International, Inc.
8	Expiration January 2011, Exercise Price $40.00	$ 5,360
	EOG Resources, Inc.
42	Expiration January 2011, Exercise Price $100.00	18,060
	Exxon Mobil Corp.
71	Expiration January 2011, Exercise Price $75.00	994
	Flowserve Corp.
48	Expiration January 2011, Exercise Price $105.00	18,720
	Foster Wheeler AG
132	Expiration January 2011, Exercise Price $30.00	2,640
	Freeport-McMoRan Copper & Gold
8	Expiration January 2011, Exercise Price $65.00	24,200
	Freeport-McMoRan Copper & Gold
49	Expiration February 2011, Exercise Price $65.00	150,185
	Freeport-McMoRan Copper & Gold
7	Expiration January 2011, Exercise Price $75.00	15,155
	General Electric Co.
67	Expiration January 2011, Exercise Price $17.50	1,742
	General Electric Co.
55	Expiration January 2011, Exercise Price $20.00	275
	General Mills, Inc.
69	Expiration April 2011, Exercise Price $38.00	11,868
	General Mills, Inc.
98	Expiration January 2011, Exercise Price $37.50	14,014
	General Mills, Inc.
82	Expiration January 2011, Exercise Price $40.00	5,494
	Goldcorp, Inc.
98	Expiration January 2011, Exercise Price $45.00	25,480
	Goldman Sachs Group, Inc.
17	Expiration January 2011, Exercise Price $155.00	20,434
	Goldman Sachs Group, Inc.
20	Expiration April 2011, Exercise Price $160.00	25,800
	Goldman Sachs Group, Inc.
24	Expiration January 2011, Exercise Price $190.00	1,944
	Google, Inc. - Class A
10	Expiration January 2011, Exercise Price $600.00	39,200
	Halliburton Co.
15	Expiration January 2011, Exercise Price $22.50	13,800
	Halliburton Co.
43	Expiration January 2011, Exercise Price $30.00	15,050
	Hershey Foods Corp.
52	Expiration February 2011, Exercise Price $50.00	10,140
	Hewlett Packard Company
72	Expiration May 2011, Exercise Price $44.00	19,080
	Hologic, Inc.
100	Expiration January 2011, Exercise Price $20.00	1,500

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	Home Depot, Inc.
23	Expiration January 2011, Exercise Price $30.00	$ 4,301
	Intel Corp.
16	Expiration January 2011, Exercise Price $20.00	1,600
	Intel Corp.
120	Expiration January 2011, Exercise Price $22.50	2,280
	International Game Technology
38	Expiration January 2011, Exercise Price $25.00	190
	International Paper Co.
20	Expiration January 2011, Exercise Price $17.50	15,500
	InterOil Corp.
60	Expiration January 2011, Exercise Price $70.00	55,500
	InterOil Corp.
45	Expiration January 2012, Exercise Price $75.00	77,175
	InterOil Corp.
51	Expiration January 2011, Exercise Price $80.00	27,591
	J.C. Penney, Inc.
59	Expiration January 2011, Exercise Price $35.00	6,726
	Joy Global, Inc.
34	Expiration January 2011, Exercise Price $45.00	88,230
	Joy Global, Inc.
25	Expiration January 2011, Exercise Price $55.00	42,800
	Knight Capital Group, Inc. - Cl. A
175	Expiration January 2011, Exercise Price $20.00	-
	Kraft Foods, Inc.
233	Expiration January 2011, Exercise Price $30.00	57,784
	Las Vegas Sands Corp.
84	Expiration January 2011, Exercise Price $17.50	238,140
	Las Vegas Sands Corp.
21	Expiration January 2011, Exercise Price $20.00	53,718
	Las Vegas Sands Corp.
130	Expiration June 2011, Exercise Price $41.00	136,500
	Leap Wireless International, Inc.
59	Expiration January 2011, Exercise Price $20.00	-
	McDermott International, Inc.
24	Expiration January 2011, Exercise Price $22.50	11,040
	MEMC Electronic Materials, Inc.
62	Expiration January 2011, Exercise Price $20.00	434
	Microsoft Corp.
12	Expiration January 2011, Exercise Price $27.50	936
	Monsanto Co.
61	Expiration January 2011, Exercise Price $70.00	6,893
	Monsanto Co.
16	Expiration January 2011, Exercise Price $80.00	512
	Monsanto Co.
14	Expiration January 2011, Exercise Price $85.00	224

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	Monsanto Co.
37	Expiration January 2011, Exercise Price $90.00	$ 296
	Mosaic Co.
7	Expiration January 2011, Exercise Price $50.00	17,423
	Mosaic Co.
39	Expiration January 2011, Exercise Price $55.00	76,830
	Mosaic Co.
56	Expiration January 2011, Exercise Price $65.00	61,824
	Nabors Industries Ltd.
35	Expiration January 2011, Exercise Price $20.00	7,315
	NASDAQ Group, Inc.
133	Expiration January 2011, Exercise Price $22.50	5,985
	NetApp, Inc.
20	Expiration January 2011, Exercise Price $25.00	52,100
	Newmont Mining Corp.
7	Expiration January 2011, Exercise Price $47.50	8,330
	Newmont Mining Corp.
9	Expiration January 2011, Exercise Price $50.00	10,044
	Newmont Mining Corp.
40	Expiration January 2011, Exercise Price $55.00	29,400
	Newmont Mining Corp.
93	Expiration March 2011, Exercise Price $62.50	41,850
	Newmont Mining Corp.
51	Expiration June 2011, Exercise Price $62.50	30,090
	Oshkosh Corp.
37	Expiration January 2011, Exercise Price $30.00	7,770
	Pfizer, Inc.
145	Expiration January 2011, Exercise Price $20.00	1,305
	Potash Corp. of Saskatchewan, Inc.
32	Expiration January 2011, Exercise Price $105.00	135,040
	Potash Corp. of Saskatchewan, Inc.
1	Expiration January 2011, Exercise Price $110.00	3,660
	Potash Corp. of Saskatchewan, Inc.
21	Expiration January 2011, Exercise Price $120.00	58,023
	Rambus, Inc.
54	Expiration January 2011, Exercise Price $20.00	8,208
	Rambus, Inc.
112	Expiration January 2011, Exercise Price $22.50	7,952
	Rambus, Inc.
204	Expiration January 2012, Exercise Price $22.50	72,012
	Rambus, Inc.
90	Expiration January 2011, Exercise Price $25.00	2,340
	Research In Motion Ltd.
33	Expiration January 2011, Exercise Price $65.00	6,567
	Research In Motion Ltd.
44	Expiration January 2011, Exercise Price $60.00	20,240

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	Research In Motion Ltd.
77	Expiration January 2011, Exercise Price $75.00	$ 5,005
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $70.00	1,680
	Research In Motion Ltd.
4	Expiration January 2011, Exercise Price $80.00	160
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $100.00	195
	Royal Bank of Canada
60	Expiration January 2011, Exercise Price $60.00	1,800
	Safeway, Inc.
67	Expiration January 2011, Exercise Price $22.50	8,442
	SanDisk Corp.
18	Expiration January 2011, Exercise Price $17.50	36,090
	SanDisk Corp.
63	Expiration January 2011, Exercise Price $25.00	84,105
	SanDisk Corp.
98	Expiration January 2011, Exercise Price $30.00	86,240
	SanDisk Corp.
63	Expiration April 2011, Exercise Price $42.00	18,522
	Silver Standard Resources, Inc.
100	Expiration January 2011, Exercise Price $25.00	20,000
	Sony Corp.
23	Expiration January 2011, Exercise Price $30.00	9,890
	Southwest Energy Co.
24	Expiration January 2011, Exercise Price $45.00	120
	STEC, Inc.
40	Expiration January 2011, Exercise Price $30.00	200
	Steel Dynamics, Inc.
77	Expiration January 2011, Exercise Price $20.00	385
	Suncor Energy, Inc.
104	Expiration January 2011, Exercise Price $35.00	8,840
	Suncor Energy, Inc.
18	Expiration January 2011, Exercise Price $40.00	234
	SunTrust Banks, Inc.
33	Expiration January 2011, Exercise Price $22.50	11,220
	Terex Corp.
56	Expiration January 2011, Exercise Price $20.00	17,360
	Tessera Technologies, Inc.
100	Expiration January 2011, Exercise Price $25.00	500
	Tessera Technologies, Inc.
15	Expiration January 2011, Exercise Price $30.00	75
	Ultra Pertoleum Corporation
71	Expiration March 2011, Exercise Price $45.00	13,490
	UnitedHealth Group, Inc.
108	Expiration January 2011, Exercise Price $30.00	27,108

The accompanying notes are an integral part of these financial statements.

The Collar Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Contracts	Security	Market Value
	SCHEDULE OF CALL OPTIONS WRITTEN (Continued) - (11.93%)
	UnitedHealth Group, Inc.
15	Expiration January 2011, Exercise Price $30.00	$ 9,375
	United States Steel Corp.
58	Expiration January 2011, Exercise Price $45.00	15,370
	United States Steel Corp.
109	Expiration January 2011, Exercise Price $55.00	6,867
	Urban Outfitters, Inc.
15	Expiration January 2011, Exercise Price $25.00	9,000
	Valero Energy Corp.
55	Expiration January 2011, Exercise Price $20.00	2,035
	Valero Energy Corp.
26	Expiration January 2011, Exercise Price $22.50	234
	Wal-Mart Stores, Inc.
23	Expiration January 2011, Exercise Price $60.00	207
	Williams Co., Inc.
69	Expiration January 2011, Exercise Price $20.00	14,628
	Yahoo!, Inc.
21	Expiration January 2011, Exercise Price $17.50	1,722
	TOTAL CALL OPTIONS WRITTEN	5,080,777
	(Cost - $3,847,044)

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,232,893
	Unrealized Depreciation:	(6,426,223)
	Net Unrealized Appreciation:	$ 806,670

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2010

Assets:
Investments in Securities at Market Value (identified cost $46,068,153)	$ 48,108,556
Receivable for Securities Sold	34,519
Receivable for Fund Shares Sold	142,182
Dividends and Interest Receivable	22,357
Total Assets	48,307,614

Liabilities:
Call Options Written, at value (proceeds $3,847,044)	5,080,777
Payable for Fund Shares Repurchased	8,587
Accrued Advisory Fee	27,968
Payable for Securities purchased	605,147
Total Liabilities	5,722,479

Net Assets (Unlimited shares of no par value authorized;
4,022,264 shares of beneficial interest outstanding)	$ 42,585,135

Net Asset Value, Offering and Redemption Price Per Share
($42,585,135 / 4,022,264 shares of beneficial interest outstanding)	$ 10.59

Composition of Net Assets:
At October 31, 2010, Net Assets consisted of:
Paid-in-Capital	$ 41,783,737
Accumulated Net Investment Loss	(29,508)
Accumulated Net Realized Gain on Investments	24,237
Net Unrealized Appreciation (Depreciation) on:
Investments	4,624,406
Options Purchased	(2,584,004)
Options Written	(1,233,733)
Net Assets	$ 42,585,135

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2010

Investment Income:
Dividend Income (Less $2,178 Foreign Taxes Withholding)	$ 133,206
Interest Income	281
Total Investment Income	133,487

Expenses:
Investment Advisory Fees	162,995

Net Investment Loss	(29,508)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain From:
Investments	24,237
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,183,177
Options Purchased	(1,332,313)
Options Written	(416,713)
Net Realized and Unrealized Gain on Investments	458,388

Net Increase in Net Assets Resulting From Operations	$ 428,880

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF CHANGES IN NET ASSETS
October 31, 2010
	Six Months	Period **
	Ended	Ended
	October 31, 2010	April 30, 2010
Operations:	(Unaudited)
Net Investment Loss	$ (29,508)	$ (19,975)
Net Realized Gain on Investments and Options Purchased & Written	24,237	7,917
Net Change in Unrealized Appreciation on
Investments and Options Purchased & Written	434,151	372,519
Net Increase in Net Assets
Resulting From Operations	428,880	360,461

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,639,034 and 2,820,135 shares, respectively)	17,083,002	29,275,423
Cost of Shares Redeemed (339,161 and 98,028 shares, respectively)	(3,535,546)	(1,027,085)
Total Beneficial Interest Transactions	13,547,456	28,248,338

Increase in Net Assets	13,976,336	28,608,799

Net Assets:
Beginning of Period	28,608,799	-
End of Period	$ 42,585,135	$ 28,608,799

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS
October 31, 2010

The table below sets forth financial data for one share of capital stock outstanding throughout the period.
	Six Months
	Ended	Period Ended
	October 30, 2010	April 30, 2010**
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.51	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.01)	(0.02)
Net gain (loss) from securities
(both realized and unrealized)	0.09	0.53
Total from operations	0.08	0.51

Net Asset Value, End of Period	$ 10.59	$ 10.51

Total Return (b)	0.76%	5.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 42,585	$ 28,609
Ratio of expenses to average net assets (c)	0.95%	0.95%
Ratio of net investment income to average net assets (c)	(0.17)%	(0.20)%
Portfolio turnover rate (d)	0.41%	0.46%
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.
**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited)

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3 *	Total
Common Stocks	$ 36,964,022	$ -	$ -	$ 36,964,022
Put Options	1,606,896	-	-	1,606,896
Money Market Fund	9,537,637	-	-	9,537,637
Total	$ 48,108,555	$ -	$ -	$ 48,108,555

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 5,080,777	$ -	$ -	$ 5,080,777
Total	$ 5,080,777	$ -	$ -	$ 5,080,777

                                                            *The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of October 31, 2010, the amount of unrealized depreciation and realized gain / loss on option contracts subject to equity price risk amounted to $3,817,737 and $0, respectively.  Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited) (Continued)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken for the Fund’s open year (2010), and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended October 31, 2010, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the six months ended October 31, 2010, the Adviser earned advisory fees of $162,995.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended October 31, 2010 amounted to $10,934,709 and $114,368, respectively.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS

October 31, 2010 (Unaudited) (Continued)

Transactions in option contracts written during the six months ended October 31, 2010 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	6,488	$ 2,621,367
Options written	2,406	1,250,931
Options Closed	(90)	(16,482)
Options exercised	(32)	(8,772)
Outstanding at End of Period	8,772	$ 3,847,044

5.

TAX COMPONENTS OF CAPITAL

As of April 30, 2010, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Accumulated	Unrealized	Total
Ordinary	Long-Term	Loss	Capital &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ -	$ 372,519	$ 372,519

Permanent book and tax differences, primarily attributable to the tax treatment of short-term capital gains and net operating losses, resulted in reclassification for the period ended April 30, 2010 as follows: a decrease in paid-in-capital of $12,058; a decrease in undistributed net investment loss of $19,975 and a decrease in accumulated net realized gain on investments of $7,917.

6.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Collar Fund

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

As a shareholder of The Collar Fund, you incur the ongoing costs of management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2010 through October 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expense Paid During Period* 5/01/10 - 10/31/10
Actual
The Collar Fund	$1,000.00	$1,007.61	$4.81
Hypothetical (5% return before expenses)
The Collar Fund	$1,000.00	$1,020.42	$4.84

* Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.95% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/11